Summary of accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Algeria | Algerian Dinar (DZD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	135.98	141.96	134.56
Period-end Rate	134.32	137.36	138.50
Cameroon | CFA Franc BEAC (XAF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	606.62	623.87	554.72
Period-end Rate	594.31	612.84	578.23
China | Yuan Renminbi (CNY)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	7.07	6.73	6.45
Period-end Rate	7.08	6.90	6.36
Ivory Coast | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	606.62	623.87	554.72
Period-end Rate	594.31	612.84	578.23
Egypt | Egyptian Pound (EGP)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	30.67	19.20	15.67
Period-end Rate	30.93	24.75	15.68
Germany | Euro (EUR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate			0.85
Period-end Rate			0.88
Ghana | Cedi (Ghana) (GHS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	11.69	8.99	5.90
Period-end Rate	11.97	10.20	6.13
Kenya | Kenyan Shilling (KES)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	139.98	117.60	108.79
Period-end Rate	157.01	123.50	112.25
Morocco | Moroccan Dirham (MAD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	10.13	10.13	8.90
Period-end Rate	9.88	10.46	9.16
Nigeria | Naira (NGN)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	636.97	423.01	399.35
Period-end Rate	896.64	448.08	410.97
Portugal | Euro (EUR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	0.92	0.95	0.85
Period-end Rate	0.91	0.93	0.88
Rwanda | Rwanda Franc (RWF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1,159.04	1,031.64	986.02
Period-end Rate	1,259.53	1,067	1,016.15
Senegal | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	606.62	623.87	554.72
Period-end Rate	594.31	612.84	578.23
South Africa | Rand (ZAR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	18.45	16.37	14.78
Period-end Rate	18.30	17.02	15.92
Tunisia | Tunisian Dinar (TND)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.10	3.08	2.75
Period-end Rate	3.07	3.11	2.87
United Republic Of Tanzania | Tanzanian Shilling (TZS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2,422.54	2,322.97	2,307.88
Period-end Rate	2,512.42	2,332.45	2,296.51
Uganda | Uganda Shilling (UGX)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3,725.37	3,682.08	3,567.41
Period-end Rate	3,780.17	3,717.61	3,526.41
United Arab Emirates | UAE Dirham (AED)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.67	3.67	3.67
Period-end Rate	3.67	3.67	3.67